Debt Obligations - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2025
Debt Instrument [Line Items]
Weighted average interest rate	0.25%
Repayments of short-term debt	$ 23		$ 0	$ 0	$ 700
Long term debt currency portion USD		57.00%	57.00%
Debt Instrument, Maturity Date			Apr. 30, 2026
Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount currently outstanding on the debt instruments		$ 23	$ 23	$ 23
Weighted average interest rate		0.25%	0.25%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description			Proceeds from borrowings under the RCF can be used for general corporate purposes, including repaying existing debt. As of December 31, 2025, and as of the date of this Annual Report on Form 10-K, no amounts were outstanding under the RCF. Based on current and forecasted results, the Company expects that it will not exceed the financial covenant thresholds set forth in the RCF within one year from the date the financial statements are issued.
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,800
Debt Instrument, Maturity Date			Apr. 30, 2026
Line of credit extension period			one-year
Revolving Credit Facility [Member] | Amended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Leverage Ratio		4.25